Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Financial Instruments
(3)	Financial Instruments

Our financial instruments consist of cash, accounts receivable, accounts payable, and warrants to purchase preferred stock. The carrying values of these financial instruments (other than warrants and tranche liabilities, which are held at fair value) approximate fair value at June 30, 2023, and December 31, 2022. In general, asset and liability fair values are determined using the following categories:

Level 1 — Inputs utilize quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period end. Pricing inputs are unobservable for the terms and are based on the Company’s own assumptions about the assumptions that a market participant would use.

Our warrants and tranche liabilities are measured at fair value on a recurring basis. The carrying amount of outstanding warrant liabilities was $17,452 and $16,188 at June 30, 2023, and December 31, 2022, respectively. The carrying amount of outstanding tranche liabilities was $959 and $4,702 at June 30, 2023, and December 31, 2022, respectively. These carrying values represent the remeasurement to fair value each reporting period based on unobservable inputs, or Level 3 inputs, using assumptions made by us, including the probabilities assigned to the status quo scenario and the potential closing of the Business Combination (see Note 11) scenario, the value of the Series B-3 warrants upon closing of the Business Combination, the fair value of the Company, the fair value of the underlying preferred stock, the Company’s volatility, discount rate, and expected term of the related instrument. See Note 8 for further discussion. These assumptions require significant judgment on the part of management and actual outcomes may materially differ from those estimated by management.

In March 2023, we sold shares of Series B-2 preferred stock with accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings (see Note 8). At issuance, the warrants issued to purchase Series B-3 preferred stock had a fair value of $4,654 and have been classified as a liability. The issuance of the Series B-2 preferred stock and accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings resulted in a $584 loss on equity issuance.

In June 2023, we sold shares of Series B-2 preferred stock with accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings (see Note 8). At issuance, the warrants issued to purchase Series B-3 preferred stock had a fair value of $10,047 and have been classified as a liability. The issuance of the Series B-2 preferred stock and accompanying warrants to purchase Series B-3 preferred stock as part of the Second Tranche Closings resulted in a $3,605 loss on equity issuance.

The following tables summarize the changes in fair value of our outstanding warrant and tranche liabilities in the six months ended June 30, 2023 and 2022:

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	June 30,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(19)	$—	$—	$372

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	June 30,
Liabilities	2022	(Gains) Losses	(Settlements)		Level 3	2023
Warrant liability	$369	$(1)	$(106)		$—	$262
Series B-2 tranche liabilities	$4,702	$(2,241)	$(1,502)	(1)	$—	$959
Series B-3 warrant liabilities	$15,819	$(1,248)	$2,619	(2)	$—	$17,190
(1)	This amount includes the gain on extinguishment of the tranche liabilities.
(2)	This amount includes settlements of $12,082, transferred to convertible preferred stock, offset by issuances of $14,701

(3)Financial Instruments

Our financial instruments consist of cash, accounts receivable, trade accounts payable, tranche and warrant liabilities to purchase preferred stock, long-term debt and convertible notes. The carrying values of these financial instruments (other than tranche liabilities and warrant liabilities, which are held at fair value) approximate fair value for the years ended December 31, 2022 and 2021. In general, asset and liability fair values are determined using the following categories:

Level 1 — Inputs utilize quoted prices in active markets for identical assets or liabilities.

Level 2 — Inputs include quoted prices for similar assets or liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs are unobservable inputs and include situations where there is little, if any, market activity for the balance sheet items at period end. Pricing inputs are unobservable for the terms and are based on the Company’s own assumptions about the assumptions that a market participant would use.

Our financial instruments, including tranche liabilities and warrant liabilities, are measured at fair value on a recurring basis, including immediately prior to exercise. The carrying amount of outstanding warrant liabilities was $16,188 and $391 at December 31, 2022 and 2021, respectively, and the carrying amount of outstanding tranche liabilities was $4,702 and $0 at December 31, 2022 and 2021, respectively. These carrying values approximate fair value based on unobservable inputs, or Level 3 inputs, using assumptions made by us, including the fair value of the underlying preferred stock, volatility, discount rate, and expected term. The put option liability was retired in March 2021 in conjunction with the conversion of all convertible notes to Series B preferred stock; see note 11 for further discussion. There were no transfers between levels for the years ended December 31, 2022 and 2021.

In October 2022, we sold shares of Series B-2 preferred stock with accompanying warrants to purchase Series B-3 preferred stock (see Note 12). This also included rights and obligations exercisable for additional Series B-2 preferred stock and Series B-3 warrants through a second and third tranche. We offered the Series B-2 preferred stock to all of our preferred stockholders at the time of the initial B-2 Preferred Stock Financing round (representing approximately 99.2% of our then outstanding shares on an as-converted to common stock basis). At issuance, the warrants issued to purchase Series B-3 preferred stock had a fair value of $11,966 (remeasured to $15,819 at December 31, 2022), the tranche rights and obligations associated with the second tranche had a fair value of $3,109 (remeasured to $2,250 at December 31, 2022), and the tranche rights and obligations associated with the third tranche had a fair value of $3,238 (remeasured to $2,452 at December 31, 2022), all of which have been classified as liabilities. The fair value is determined based on unobservable inputs, or Level 3 inputs, using assumptions made by us, including the probabilities assigned to both a status quo scenario and the potential closing of the Business Combination (see Note 16), the value of the Series B-3 warrants upon closing of the Business Combination, the fair value of the Company and resulting fair value of the underlying preferred stock, volatility, and expected term; see note 12 for further discussion. These assumptions require significant judgment on the part of management and actual outcomes may materially differ from those estimated by management.

The following tables summarize the changes in fair value of our outstanding warrant and tranche liabilities for the years ended December 31, 2022 and 2021:

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	December 31,
Liabilities	2020	(Gains) Losses	(Settlements)		Level 3	2021
Warrant liability	$3,399	$379	$(3,387)	(1)	$—	$391
Put option liability	$5,140	$70	$(5,210)		$—	$—

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	December 31,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(22)	$—	$—	$369
Series B-2 tranche liabilities	$—	$(1,645)	$6,347	$—	$4,702
Series B-3 warrant liabilities	$—	$3,853	$11,966	$—	$15,819

(1)This amount includes settlements of $3,397, reduced by issuances of $10.